UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Hedged Equity & Income Fund
Closed-end international equity
Ticker: HEQ
June 30, 2021

Managed distribution plan

The fund has adopted a managed distribution plan (Plan). Under the Plan, the fund makes quarterly distributions of an amount equal to $0.2900 per share. The fund may make additional distributions: (i) for purposes of not incurring federal income tax at the fund level of investment company taxable income and net capital gain, if any, not included in such regular distributions; and (ii) for purposes of not incurring federal excise tax on ordinary income and capital gain net income, if any, not included in such regular distributions.
The Plan provides that the Board of Trustees of the fund may amend the terms of the Plan or terminate the Plan at any time without prior notice to the fund’s shareholders. The Plan is subject to periodic review by the fund’s Board of Trustees.
You should not draw any conclusions about the fund’s investment performance from the amount of the fund’s distributions or from the terms of the fund’s Plan. The fund’s total return at NAV is presented in the Financial highlights section.
With each distribution that does not consist solely of net income, the fund will issue a notice to shareholders and an accompanying press release that will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. The fund may, at times, distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with yield or income.

A message to shareholders
Dear shareholder,
The world equity markets performed well during the first half of 2021, despite periodic bouts of volatility. Although inflation began to tick up, many central global banks reiterated their intention to maintain accommodative monetary policies for an extended period. In addition, the gradual rollout of vaccines for COVID-19 fostered expectations for strength in both economic growth and corporate earnings. The fiscal stimulus programs passed in the United States provided further fuel for investor sentiment worldwide. Performance cooled somewhat in June due to concerns about a new coronavirus variant and slower economic data in China, but most major indexes still closed the period near all-time highs.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Hedged Equity & Income Fund

2	Your fund at a glance
3	Portfolio summary
6	Fund’s investments
32	Financial statements
35	Financial highlights
36	Notes to financial statements
46	Additional information
49	Shareholder meeting
50	Continuation of investment advisory and subadvisory agreements
57	More information
1	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide total return with a focus on current income and gains and also consisting of long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2021 (%)

The MSCI All Country World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 6/30/2021 (% of net assets)

SECTOR COMPOSITION AS OF 6/30/2021 (% of net assets)

3	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

TOP 10 HOLDINGS AS OF 6/30/2021 (% of net assets)
Philip Morris International, Inc.	1.5
Pfizer, Inc.	1.4
Texas Instruments, Inc.	1.2
AXA SA	1.2
Verizon Communications, Inc.	1.1
Bank of America Corp.	1.1
Merck & Company, Inc.	1.0
Novartis AG	1.0
Volkswagen AG	0.9
The Progressive Corp.	0.9
TOTAL	11.3
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 6/30/2021 (% of net assets)
United States	44.5
Japan	8.7
France	8.0
United Kingdom	7.3
Canada	4.6
Switzerland	4.1
Germany	2.0
China	2.0
Netherlands	1.5
India	1.3
Other countries	16.0
TOTAL	100.0
Notes about risk
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund. For the fiscal year ended December 31, 2020, the fund’s aggregate distributions included a return of capital of $0.91 per share, or 69% of aggregate distributions, which could impact the tax treatment of a subsequent sale of fund shares. See the financial highlights and notes to the financial statements for details of the return of capital and risks associated with distributions made by the fund. The fund’s prospectus includes additional information regarding returns of capital and the risks associated with distributions made by the fund, including potential tax implications.
SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	4

The value of a company’s equity securities is subject to changes in its financial condition and overall market and economic conditions. Fixed-income investments are subject to interest-rate risk; their value will normally decline as interest rates rise. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Derivatives transactions, including hedging and other strategic transactions, may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment.
Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment.
Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. There may be unexpected restrictions on investments in companies located in certain foreign countries, which could cause a fund to incur losses. China A shares are subject to a number of restrictions imposed by Chinese securities regulations and local exchange listing rules. Investments in higher-yielding, lower-rated securities include a higher risk of default. The primary risks associated with the use of futures contracts and options are imperfect correlation, unanticipated market movement, and counterparty risk.
Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance.
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, including exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets generally and may ultimately affect fund performance.
5	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 6-30-21 (unaudited)
	Shares	Value
Common stocks 80.1%		$130,390,440
(Cost $123,955,089)
Communication services 7.0%		11,296,243
Diversified telecommunication services 3.3%
AT&T, Inc.	15,516	446,550
BT Group PLC (A)	49,274	132,416
Frontier Communications Parent, Inc. (A)	1,784	47,098
Hellenic Telecommunications Organization SA	62,364	1,047,325
Koninklijke KPN NV	288,221	901,455
KT Corp.	4,746	133,945
Magyar Telekom Telecommunications PLC	35,046	50,489
Nippon Telegraph & Telephone Corp.	4,312	112,738
Orange SA	10,223	116,673
Swisscom AG	326	186,273
Telenor ASA	20,569	346,897
Telkom Indonesia Persero Tbk PT	118,511	25,759
Turk Telekomunikasyon AS	59,252	45,161
Verizon Communications, Inc.	32,829	1,839,409
Entertainment 0.3%
DeNA Company, Ltd.	4,530	96,565
Koei Tecmo Holdings Company, Ltd.	719	34,956
Netflix, Inc. (A)	72	38,031
Nintendo Company, Ltd.	376	217,581
Interactive media and services 0.1%
Gree, Inc.	17,090	90,337
Kakao Corp.	404	58,516
Media 2.0%
Comcast Corp., Class A	25,100	1,431,202
Criteo SA, ADR (A)	1,813	82,002
Fuji Media Holdings, Inc.	3,035	33,885
Gendai Agency, Inc. (A)	1,160	2,979
Metropole Television SA	3,745	78,743
Nippon Television Holdings, Inc.	5,710	66,604
Omnicom Group, Inc.	2,481	198,455
Publicis Groupe SA	9,807	627,599
RTL Group SA	1,824	108,622
Television Francaise 1	9,830	99,532
The Interpublic Group of Companies, Inc.	8,180	265,768
TV Asahi Holdings Corp.	2,960	47,055
ViacomCBS, Inc., Class B	537	24,272
WPP PLC	13,629	184,235
Zee Entertainment Enterprises, Ltd.	12,940	37,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	6

	Shares	Value
Communication services (continued)
Wireless telecommunication services 1.3%
Advanced Info Service PCL	11,987	$63,993
America Movil SAB de CV, Series L, ADR	7,481	112,215
Globe Telecom, Inc.	2,495	94,005
KDDI Corp.	29,543	920,432
MTN Group, Ltd. (A)	7,848	56,699
PLDT, Inc.	821	21,702
SK Telecom Company, Ltd.	710	201,770
SoftBank Corp.	36,001	470,713
Turkcell Iletisim Hizmetleri AS	21,075	38,990
VEON, Ltd., ADR (A)	32,337	59,177
Consumer discretionary 7.7%		12,581,693
Auto components 0.9%
Bridgestone Corp.	18,845	856,550
Continental AG	593	87,243
Exedy Corp.	2,635	38,656
Hankook Tire & Technology Company, Ltd.	1,570	72,038
Hyundai Mobis Company, Ltd.	141	36,566
NOK Corp.	6,195	77,073
Sumitomo Riko Company, Ltd.	3,430	22,358
Tachi-S Company, Ltd.	3,060	41,083
Tokai Rika Company, Ltd.	4,590	73,810
Toyota Boshoku Corp.	3,260	67,665
TS Tech Company, Ltd.	2,580	39,947
Unipres Corp.	4,830	39,751
Automobiles 2.5%
Astra International Tbk PT	178,471	60,911
Bajaj Auto, Ltd. (A)	12,387	690,778
Daimler AG	2,178	194,623
Dongfeng Motor Group Company, Ltd., H Shares	109,600	98,380
Hero MotoCorp., Ltd.	2,989	116,905
Honda Motor Company, Ltd.	8,380	269,528
Isuzu Motors, Ltd.	73,242	971,896
Kia Corp.	310	24,705
Mitsubishi Motors Corp. (A)	8,920	25,123
Nissan Motor Company, Ltd. (A)	18,840	93,855
Renault SA (A)	1,926	78,075
Toyota Motor Corp.	2,971	259,707
Yadea Group Holdings, Ltd. (B)	308,375	662,357
Yamaha Motor Company, Ltd.	22,485	610,741
Diversified consumer services 0.0%
Benesse Holdings, Inc.	400	9,934
7	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.7%
Darden Restaurants, Inc.	1,730	$252,563
La Francaise des Jeux SAEM (B)	12,561	738,808
McDonald’s Corp.	992	229,142
OPAP SA	24,059	362,863
Sands China, Ltd. (A)	221,200	931,066
Starbucks Corp.	1,626	181,803
Household durables 0.3%
Garmin, Ltd.	2,008	290,437
Midea Group Company, Ltd., Class A	8,700	95,966
Nikon Corp.	6,135	65,445
Tamron Company, Ltd.	750	16,460
Internet and direct marketing retail 0.2%
Amazon.com, Inc. (A)	83	285,533
Leisure products 0.1%
Bandai Namco Holdings, Inc.	2,341	162,019
Hasbro, Inc.	378	35,729
Multiline retail 0.1%
Marks & Spencer Group PLC (A)	24,337	49,359
Target Corp.	687	166,075
Specialty retail 1.4%
CECONOMY AG (A)	9,950	48,638
Industria de Diseno Textil SA	18,723	661,049
Kingfisher PLC	25,244	127,409
Shimamura Company, Ltd.	1,030	98,817
The Home Depot, Inc.	3,310	1,055,526
USS Company, Ltd.	16,599	290,157
Xebio Holdings Company, Ltd.	4,905	42,790
Textiles, apparel and luxury goods 0.5%
LPP SA (A)	224	755,782
Sanyo Shokai, Ltd. (A)	2,120	17,999
Consumer staples 5.7%		9,310,458
Beverages 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,666	55,392
Anhui Gujing Distillery Company, Ltd., Class A	1,764	65,348
Coca-Cola Icecek AS	6,596	58,960
Embotelladora Andina SA, ADR, Series B	2,842	41,209
PepsiCo, Inc.	1,697	251,444
The Coca-Cola Company	5,005	270,821
Food and staples retailing 0.2%
J Sainsbury PLC	47,133	177,403
Koninklijke Ahold Delhaize NV	2,145	63,877
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	8

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
METRO AG	2,047	$25,352
Seven & i Holdings Company, Ltd.	1,002	47,997
Walgreens Boots Alliance, Inc.	1,170	61,554
Food products 1.7%
Archer-Daniels-Midland Company	346	20,968
Astral Foods, Ltd.	3,435	37,886
General Mills, Inc.	3,355	204,420
Kellogg Company	15,390	990,039
Mondelez International, Inc., Class A	975	60,879
Nestle SA	9,256	1,153,733
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	214,134	15,151
The Hershey Company	417	72,633
The J.M. Smucker Company	488	63,230
The Kraft Heinz Company	4,063	165,689
Ulker Biskuvi Sanayi AS	22,359	53,309
Household products 1.0%
Colgate-Palmolive Company	1,909	155,297
Kimberly-Clark Corp.	1,262	168,830
The Clorox Company	607	109,205
The Procter & Gamble Company	7,552	1,018,991
Unilever Indonesia Tbk PT	368,439	125,820
Personal products 0.0%
Unilever PLC	583	34,067
Tobacco 2.3%
Altria Group, Inc.	11,827	563,911
British American Tobacco PLC	7,461	289,677
ITC, Ltd.	29,164	79,651
Japan Tobacco, Inc.	13,414	253,502
KT&G Corp.	2,568	192,452
Philip Morris International, Inc.	23,830	2,361,761
Energy 5.6%		9,166,546
Energy equipment and services 0.1%
Fugro NV (A)	3,859	36,986
Saipem SpA (A)	16,549	40,152
The Drilling Company of 1972 A/S (A)	219	9,169
Trican Well Service, Ltd. (A)	20,023	43,128
Oil, gas and consumable fuels 5.5%
ARC Resources, Ltd.	7,140	60,767
BP PLC	65,215	285,993
Cameco Corp.	4,450	85,295
9	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	19,304	$700,774
Chevron Corp.	2,056	215,345
Coal India, Ltd.	100,326	197,740
Enbridge, Inc.	32,881	1,316,460
Eni SpA	14,871	181,300
Exxaro Resources, Ltd.	10,024	118,294
Exxon Mobil Corp.	13,014	820,923
Foresight Energy LLC (A)	191	1,715
Galp Energia SGPS SA	2,937	31,933
Gazprom PJSC, ADR	13,169	100,611
Inpex Corp.	12,970	97,072
Japan Petroleum Exploration Company, Ltd.	1,255	22,623
LUKOIL PJSC, ADR	336	30,912
Oil & Natural Gas Corp., Ltd.	42,603	67,698
Ovintiv, Inc.	2,647	83,429
Polski Koncern Naftowy ORLEN SA	30,520	615,327
Polskie Gornictwo Naftowe i Gazownictwo SA	380,188	665,246
Royal Dutch Shell PLC, B Shares	18,838	365,698
Surgutneftegas PJSC, ADR (London Stock Exchange)	14,355	71,305
TC Energy Corp.	25,050	1,239,567
The Williams Companies, Inc.	9,601	254,907
TotalEnergies SE	29,235	1,324,398
Tourmaline Oil Corp.	2,194	62,708
YPF SA, ADR (A)	4,075	19,071
Financials 15.6%		25,333,719
Banks 7.2%
ABN AMRO Bank NV (A)(B)	8,592	104,112
AIB Group PLC (A)	38,157	98,470
Bank Mandiri Persero Tbk PT	132,406	53,981
Bank of America Corp.	42,772	1,763,490
Bank of Ireland Group PLC (A)	22,366	120,019
BNP Paribas SA	3,452	216,646
BPER Banca	28,728	62,634
CaixaBank SA	48,628	149,711
Canara Bank (A)	16,629	34,091
China Merchants Bank Company, Ltd., H Shares	76,096	648,200
CIMB Group Holdings BHD	62,185	69,101
Citizens Financial Group, Inc.	14,220	652,271
Dah Sing Financial Holdings, Ltd.	11,420	39,011
DGB Financial Group, Inc.	8,154	67,459
DNB ASA	47,114	1,026,812
Erste Group Bank AG	2,105	77,383
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	10

	Shares	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc.	9,005	$128,501
ING Groep NV	16,573	219,996
JPMorgan Chase & Co.	1,401	217,912
Kasikornbank PCL	16,974	62,887
Kasikornbank PCL, NVDR	14,894	54,972
KB Financial Group, Inc.	3,313	164,424
Mitsubishi UFJ Financial Group, Inc.	193,499	1,042,235
Resona Holdings, Inc.	31,050	119,718
Royal Bank of Canada	10,766	1,090,757
Sberbank of Russia PJSC, ADR	3,401	56,763
Shinhan Financial Group Company, Ltd.	3,787	136,728
Societe Generale SA	4,949	146,398
Standard Chartered PLC	127,131	811,325
Sumitomo Mitsui Financial Group, Inc.	5,050	174,083
Sumitomo Mitsui Trust Holdings, Inc.	3,430	109,418
The Bank of Nova Scotia	22,451	1,460,148
The Tochigi Bank, Ltd.	9,720	14,997
Truist Financial Corp.	5,248	291,264
Unicaja Banco SA (B)	63,322	64,980
UniCredit SpA	13,810	163,271
Capital markets 1.9%
3i Group PLC	37,821	613,792
BlackRock, Inc.	136	118,996
CME Group, Inc.	1,918	407,920
GAM Holding AG (A)	3,931	8,545
Hargreaves Lansdown PLC	971	21,366
Ichiyoshi Securities Company, Ltd.	4,110	21,289
Intercontinental Exchange, Inc.	482	57,213
Julius Baer Group, Ltd.	737	48,136
Magellan Financial Group, Ltd.	565	22,819
MarketAxess Holdings, Inc.	64	29,670
Nomura Holdings, Inc.	9,733	49,536
Partners Group Holding AG	27	40,931
Standard Life Aberdeen PLC	8,027	30,113
T. Rowe Price Group, Inc.	989	195,792
The Blackstone Group, Inc.	570	55,370
UBS Group AG	86,532	1,325,430
Uranium Participation Corp. (A)	8,907	39,304
Consumer finance 0.0%
Provident Financial PLC (A)	12,807	41,117
Diversified financial services 0.5%
FirstRand, Ltd.	14,202	53,284
11	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Diversified financial services (continued)
G-Resources, Ltd. (A)	20,130	$8,141
REC, Ltd.	75,625	151,670
Wendel SE	4,822	648,898
Insurance 5.8%
Admiral Group PLC	11,604	504,915
Ageas SA/NV	2,037	113,199
Allianz SE	143	35,687
Assicurazioni Generali SpA	26,277	527,555
Aviva PLC	117,044	657,080
AXA SA	77,316	1,963,234
China Reinsurance Group Corp., H Shares	668,416	67,986
Dai-ichi Life Holdings, Inc.	6,155	113,247
Direct Line Insurance Group PLC	58,275	229,849
Gjensidige Forsikring ASA	2,032	44,803
Old Mutual, Ltd.	92,186	87,118
Phoenix Group Holdings PLC	15,553	145,592
Poste Italiane SpA (B)	46,724	618,418
Power Corp. of Canada	20,297	641,527
Sanlam, Ltd.	34,990	150,451
SCOR SE	2,828	90,030
Shin Kong Financial Holding Company, Ltd.	116,999	39,994
Swiss Re AG	2,068	186,787
T&D Holdings, Inc.	12,195	158,253
The Progressive Corp.	15,421	1,514,496
Tokio Marine Holdings, Inc.	21,700	999,507
Tongyang Life Insurance Company, Ltd.	7,349	36,616
Zurich Insurance Group AG	1,052	422,552
Mortgage real estate investment trusts 0.2%
AGNC Investment Corp.	3,169	53,524
Annaly Capital Management, Inc.	25,653	227,799
Health care 9.8%		16,016,152
Biotechnology 0.9%
AbbVie, Inc.	10,621	1,196,349
Amgen, Inc.	972	236,925
Health care equipment and supplies 1.0%
Abbott Laboratories	2,231	258,640
Autobio Diagnostics Company, Ltd., Class A	5,600	65,649
Becton, Dickinson and Company	280	68,093
Coloplast A/S, B Shares	669	109,839
Medtronic PLC	7,886	978,889
ResMed, Inc.	299	73,709
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	12

	Shares	Value
Health care (continued)
Health care providers and services 0.8%
Alfresa Holdings Corp.	3,550	$53,022
Cardinal Health, Inc.	1,795	102,477
CVS Health Corp.	1,359	113,395
Fresenius SE & Company KGaA	3,508	183,082
Sinopharm Group Company, Ltd., H Shares	199,932	593,145
UnitedHealth Group, Inc.	788	315,547
Health care technology 0.0%
AGFA-Gevaert NV (A)	7,472	34,728
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,380	19,557
Pharmaceuticals 7.1%
AstraZeneca PLC	12,381	1,487,504
Bristol-Myers Squibb Company	14,713	983,123
Chugai Pharmaceutical Company, Ltd.	1,056	41,856
Eisai Company, Ltd.	740	72,725
Eli Lilly & Company	614	140,925
GlaxoSmithKline PLC	7,085	139,285
Johnson & Johnson	8,373	1,379,368
Kissei Pharmaceutical Company, Ltd.	900	17,490
Merck & Company, Inc.	21,390	1,663,500
Novartis AG	18,003	1,642,351
Novo Nordisk A/S, B Shares	989	82,788
Ono Pharmaceutical Company, Ltd.	3,600	80,281
Pfizer, Inc.	57,796	2,263,291
Richter Gedeon NYRT	22,909	609,895
Roche Holding AG	1,590	599,172
Sanofi	1,115	117,145
Takeda Pharmaceutical Company, Ltd.	7,841	263,148
Zoetis, Inc.	157	29,259
Industrials 8.3%		13,465,718
Aerospace and defense 1.7%
Babcock International Group PLC (A)	17,157	68,862
BAE Systems PLC	174,547	1,261,280
Dassault Aviation SA	54	63,611
Lockheed Martin Corp.	3,586	1,356,763
Northrop Grumman Corp.	83	30,165
Air freight and logistics 0.3%
bpost SA (A)	2,726	32,706
CH Robinson Worldwide, Inc.	1,137	106,503
PostNL NV	12,419	67,477
United Parcel Service, Inc., Class B	999	207,762
13	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Airlines 0.1%
Japan Airlines Company, Ltd. (A)	4,710	$101,987
Building products 1.0%
AGC, Inc.	15,144	634,389
Cie de Saint-Gobain	14,352	947,172
Commercial services and supplies 0.2%
Aeon Delight Company, Ltd.	2,109	66,096
Prosegur Cia de Seguridad SA	19,951	65,296
Republic Services, Inc.	678	74,587
Toppan Forms Company, Ltd.	4,180	40,674
TOPPAN, Inc.	3,250	52,266
Waste Management, Inc.	590	82,665
Construction and engineering 0.8%
Chiyoda Corp. (A)	6,295	25,030
Implenia AG (A)	1,751	45,565
JGC Holdings Corp.	10,295	95,923
Raubex Group, Ltd.	8,970	20,412
Vinci SA	10,193	1,089,610
Electrical equipment 0.1%
Cosel Company, Ltd.	4,320	40,905
Emerson Electric Company	305	29,353
Ushio, Inc.	6,610	120,839
Zumtobel Group AG (A)	2,577	25,978
Industrial conglomerates 0.2%
3M Company	1,897	376,801
Machinery 1.0%
Caterpillar, Inc.	382	83,135
Hino Motors, Ltd.	11,510	101,807
Hisaka Works, Ltd.	2,900	21,158
Kone OYJ, B Shares	5,447	444,553
Mitsubishi Heavy Industries, Ltd.	1,595	47,088
OKUMA Corp.	900	44,093
PACCAR, Inc.	392	34,986
Shibaura Machine Company, Ltd.	453	9,977
Sumitomo Heavy Industries, Ltd.	2,760	76,320
The Japan Steel Works, Ltd.	1,900	48,782
THK Company, Ltd.	1,920	57,298
Volvo AB, B Shares	25,166	606,486
Marine 0.1%
A.P. Moller - Maersk A/S, Series B	13	37,426
D/S Norden A/S	2,828	90,026
Pacific Basin Shipping, Ltd. (A)	232,435	93,646
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	14

	Shares	Value
Industrials (continued)
Professional services 0.9%
Adecco Group AG	3,070	$208,888
Bureau Veritas SA (A)	29,148	922,928
Hays PLC (A)	41,853	91,914
Leidos Holdings, Inc.	958	96,854
PageGroup PLC (A)	11,524	89,231
SThree PLC	5,584	35,690
Road and rail 0.0%
The Go-Ahead Group PLC (A)	2,185	33,819
Trading companies and distributors 1.1%
Brenntag SE	7,198	669,935
Mitsubishi Corp.	8,548	233,499
Rexel SA (A)	4,461	93,405
SIG PLC (A)	21,473	15,672
Triton International, Ltd.	13,353	698,896
Transportation infrastructure 0.8%
China Merchants Port Holdings Company, Ltd.	409,824	598,529
Grupo Aeroportuario del Sureste SAB de CV, B Shares	36,934	680,001
Kamigumi Company, Ltd.	3,400	68,999
Information technology 8.4%		13,701,985
Communications equipment 1.0%
Cisco Systems, Inc.	26,522	1,405,666
Motorola Solutions, Inc.	309	67,007
Nokia OYJ (A)	35,482	190,104
Yealink Network Technology Corp., Ltd., Class A	1,800	23,329
Electronic equipment, instruments and components 0.3%
Alps Alpine Company, Ltd.	4,190	44,343
Citizen Watch Company, Ltd.	16,115	59,521
Delta Electronics Thailand PCL	1,314	23,701
Enplas Corp.	360	11,990
Foxconn Technology Company, Ltd.	26,026	61,299
Hon Hai Precision Industry Company, Ltd.	24,495	98,348
Nichicon Corp.	2,340	25,137
Nippon Chemi-Con Corp. (A)	3,340	80,379
PAX Global Technology, Ltd.	62,174	71,627
Shengyi Technology Company, Ltd., Class A	15,500	56,133
IT services 1.4%
Automatic Data Processing, Inc.	1,076	213,715
Broadridge Financial Solutions, Inc.	1,198	193,513
Fidelity National Information Services, Inc.	909	128,778
Fujitsu, Ltd.	344	64,362
IBM Corp.	3,362	492,836
15	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Infosys, Ltd.	2,943	$62,228
Itochu Techno-Solutions Corp.	5,204	160,990
Jack Henry & Associates, Inc.	541	88,459
Mastercard, Inc., Class A	931	339,899
Sopra Steria Group SACA	138	26,553
The Western Union Company	5,482	125,922
Visa, Inc., Class A	1,864	435,840
Semiconductors and semiconductor equipment 4.0%
Analog Devices, Inc.	1,313	226,046
Broadcom, Inc.	1,831	873,094
Disco Corp.	154	46,824
Intel Corp.	11,637	653,301
KLA Corp.	640	207,494
Miraial Company, Ltd.	2,070	24,512
NVIDIA Corp.	576	460,858
QUALCOMM, Inc.	1,921	274,569
Skyworks Solutions, Inc.	941	180,437
Taiwan Semiconductor Manufacturing Company, Ltd.	68,000	1,464,586
Teradyne, Inc.	172	23,041
Texas Instruments, Inc.	10,330	1,986,459
Tokyo Seimitsu Company, Ltd.	785	35,439
Software 0.3%
Intuit, Inc.	593	290,671
Oracle Corp.	348	27,088
Trend Micro, Inc.	2,488	130,280
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	1,541	211,055
Canon, Inc.	39,830	900,236
Catcher Technology Company, Ltd.	13,148	85,877
HP, Inc.	4,383	132,323
Maxell Holdings, Ltd. (A)	3,300	36,896
NetApp, Inc.	1,113	91,066
Quadient SA	2,892	86,968
Samsung Electronics Company, Ltd.	9,795	701,186
Materials 4.6%		7,431,845
Chemicals 1.1%
BASF SE	3,282	259,080
China BlueChemical, Ltd., H Shares	168,284	49,216
Dow, Inc.	871	55,117
EMS-Chemie Holding AG	110	108,120
Johnson Matthey PLC	14,742	627,659
LyondellBasell Industries NV, Class A	6,064	623,804
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	16

	Shares	Value
Materials (continued)
Chemicals (continued)
PhosAgro PJSC, GDR	1,215	$24,592
Construction materials 0.3%
Holcim, Ltd. (A)	3,459	207,914
Imerys SA	1,364	63,845
Taiheiyo Cement Corp.	3,460	76,056
Vicat SA	1,217	58,860
Containers and packaging 0.2%
Amcor PLC	12,414	142,264
International Paper Company	2,712	166,273
Nampak, Ltd. (A)	55,640	8,962
Metals and mining 3.0%
African Rainbow Minerals, Ltd.	6,333	112,668
Anglo American Platinum, Ltd.	189	21,828
Anglo American PLC	4,358	173,423
Barrick Gold Corp.	4,737	97,981
BHP Group PLC	7,088	209,741
BHP Group, Ltd.	13,436	488,806
Centerra Gold, Inc.	4,239	32,179
Chubu Steel Plate Company, Ltd.	1,386	10,488
Eldorado Gold Corp. (A)	3,693	36,745
Endeavour Mining PLC	2,102	45,140
Eregli Demir ve Celik Fabrikalari TAS	40,615	84,038
Fortescue Metals Group, Ltd.	6,095	106,473
Gold Fields, Ltd.	5,416	48,298
Harmony Gold Mining Company, Ltd., ADR	10,264	38,285
IAMGOLD Corp. (A)	5,832	17,204
Impala Platinum Holdings, Ltd.	4,530	74,507
Kinross Gold Corp.	8,392	53,289
Korea Zinc Company, Ltd.	332	127,314
Kyoei Steel, Ltd.	4,020	52,289
Maruichi Steel Tube, Ltd.	2,550	59,950
MMC Norilsk Nickel PJSC, ADR	8,350	283,232
Nakayama Steel Works, Ltd.	5,690	20,668
Neturen Company, Ltd.	3,980	20,061
Newmont Corp.	1,989	126,102
Norsk Hydro ASA	24,028	153,404
Nucor Corp.	735	70,509
OceanaGold Corp. (A)	21,418	40,604
Pacific Metals Company, Ltd.	1,570	24,023
Polyus PJSC, GDR	246	23,826
Polyus PJSC, GDR (London Stock Exchange)	29	2,809
Resolute Mining, Ltd. (A)	34,263	12,994
17	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Rio Tinto PLC	14,918	$1,232,040
Rio Tinto, Ltd.	995	94,331
Salzgitter AG (A)	944	28,108
Tata Steel, Ltd.	43,989	691,158
Tokyo Steel Manufacturing Company, Ltd.	9,990	99,749
Western Areas, Ltd.	26,114	46,702
Yamato Kogyo Company, Ltd.	2,555	84,403
Yodogawa Steel Works, Ltd.	730	14,714
Real estate 3.4%		5,544,104
Equity real estate investment trusts 2.3%
American Tower Corp.	249	67,265
Boston Properties, Inc.	7,160	820,464
Crown Castle International Corp.	721	140,667
Digital Realty Trust, Inc.	863	129,847
Extra Space Storage, Inc.	1,058	173,322
Iron Mountain, Inc.	4,913	207,918
Land Securities Group PLC	5,446	50,826
Medical Properties Trust, Inc.	47,394	952,619
Omega Healthcare Investors, Inc.	2,700	97,983
Public Storage	818	245,964
The British Land Company PLC	8,058	55,122
VICI Properties, Inc.	21,170	656,693
WP Carey, Inc.	1,057	78,873
Real estate management and development 1.1%
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	53,100	89,980
CK Asset Holdings, Ltd.	16,965	116,770
Longfor Group Holdings, Ltd. (B)	114,414	637,304
Mitsubishi Estate Company, Ltd.	6,790	109,751
Nexity SA	18,239	912,736
Utilities 4.0%		6,541,977
Electric utilities 2.4%
Alliant Energy Corp.	1,060	59,106
American Electric Power Company, Inc.	1,587	134,244
CEZ AS	15,560	461,433
Duke Energy Corp.	13,200	1,303,104
Edison International	13,652	789,359
Entergy Corp.	491	48,953
Exelon Corp.	16,730	741,306
FirstEnergy Corp.	1,242	46,215
NextEra Energy, Inc.	825	60,456
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	18

	Shares	Value
Utilities (continued)
Electric utilities (continued)
PPL Corp.	6,290	$175,931
Xcel Energy, Inc.	683	44,996
Gas utilities 0.1%
Enagas SA	2,972	68,692
Naturgy Energy Group SA	3,433	88,353
Independent power and renewable electricity producers 0.0%
NTPC, Ltd.	6,117	9,579
Multi-utilities 1.5%
AGL Energy, Ltd.	8,177	50,238
Centrica PLC (A)	64,940	46,288
CMS Energy Corp.	370	21,860
Consolidated Edison, Inc.	732	52,499
Dominion Energy, Inc.	1,114	81,957
Engie SA	12,364	169,542
National Grid PLC	101,969	1,297,012
Suez SA	27,643	657,666
WEC Energy Group, Inc.	503	44,742
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo	12,026	88,446
Preferred securities 1.0%		$1,701,803
(Cost $1,371,203)
Consumer discretionary 0.9%		1,546,261
Automobiles 0.9%
Volkswagen AG	6,167	1,546,261
Information technology 0.1%		133,060
Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.	2,033	133,060
Materials 0.0%		22,482
Chemicals 0.0%

LG Chem, Ltd.	66	22,482
Exchange-traded funds 0.0%		$15,795
(Cost $16,460)
iShares Core MSCI EAFE ETF	211	15,795
Other equity investments 0.2%		$240,282
(Cost $240,553)
Allstar Co-Invest LLC (LLC Interest) (A)(C)(D)	236,300	240,282

19	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.0%					$50,476
(Cost $58,600)
Argentina 0.0%					50,476
Republic of Argentina
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35		75,000	23,738

Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41		75,000	26,738
Corporate bonds 13.4%					$21,859,477
(Cost $20,756,935)
Communication services 2.0%					3,245,224
Diversified telecommunication services 0.6%
Embarq Corp.	7.995	06-01-36		70,000	79,356
Frontier Communications Holdings LLC (B)	5.000	05-01-28		65,000	67,199
Frontier Communications Holdings LLC (B)	5.875	10-15-27		65,000	69,631
Frontier Communications Holdings LLC	5.875	11-01-29		80,473	81,950
Frontier Communications Holdings LLC (B)	6.750	05-01-29		105,000	111,643
Telecom Italia SpA (B)	5.303	05-30-24		200,000	218,940
T-Mobile USA, Inc.	2.250	02-15-26		35,000	35,263
T-Mobile USA, Inc. (B)	2.250	02-15-26		90,000	90,675
T-Mobile USA, Inc.	2.625	04-15-26		50,000	51,125
Ziggo BV (B)	5.500	01-15-27		150,000	155,850
Entertainment 0.1%
Cinemark USA, Inc. (B)	5.250	07-15-28		145,000	148,625
Cinemark USA, Inc. (B)	5.875	03-15-26		45,000	47,090
Interactive media and services 0.2%
Arches Buyer, Inc. (B)	4.250	06-01-28		95,000	93,931
Arches Buyer, Inc. (B)	6.125	12-01-28		90,000	92,700
Endure Digital, Inc. (B)	6.000	02-15-29		120,000	118,800
Media 0.9%
Altice France SA (B)	3.375	01-15-28	EUR	100,000	115,516
Altice France SA	5.875	02-01-27	EUR	165,000	207,155
CCO Holdings LLC (B)	4.250	02-01-31		45,000	45,844
CCO Holdings LLC (B)	4.500	08-15-30		45,000	46,855
CCO Holdings LLC (B)	5.750	02-15-26		77,000	79,584
DISH DBS Corp.	5.000	03-15-23		175,000	183,160
DISH DBS Corp.	5.875	07-15-22		75,000	78,240
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	20

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
DISH DBS Corp.	5.875	11-15-24		30,000	$32,213
DISH DBS Corp.	7.750	07-01-26		30,000	33,975
Lamar Media Corp.	3.750	02-15-28		30,000	30,525
Nexstar Broadcasting, Inc. (B)	5.625	07-15-27		180,000	190,800
Scripps Escrow, Inc. (B)	5.875	07-15-27		125,000	129,419
Sirius XM Radio, Inc. (B)	4.000	07-15-28		65,000	66,950
United Group BV	3.625	02-15-28	EUR	100,000	115,106
Virgin Media Secured Finance PLC (B)	4.125	08-15-30	GBP	100,000	136,969
Wireless telecommunication services 0.2%
Sprint Corp.	7.125	06-15-24		50,000	57,688
Sprint Corp.	7.875	09-15-23		100,000	113,608
VMED O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	100,000	118,839
Consumer discretionary 2.6%					4,311,416
Auto components 0.2%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	200,000	243,772
Clarios Global LP (B)	8.500	05-15-27		40,000	43,608
Automobiles 0.3%
Ford Motor Company	4.346	12-08-26		50,000	53,563
Ford Motor Credit Company LLC	3.339	03-28-22		200,000	202,940
Ford Motor Credit Company LLC	4.542	08-01-26		200,000	217,500
Diversified consumer services 0.1%
Q-Park Holding I BV (B)	2.000	03-01-27	EUR	100,000	112,770
Service Corp. International	4.625	12-15-27		35,000	37,013
SRS Distribution, Inc. (B)	4.625	07-01-28		65,000	66,463
Hotels, restaurants and leisure 0.8%
Bloomin’ Brands, Inc. (B)	5.125	04-15-29		55,000	56,513
Boyd Gaming Corp.	4.750	12-01-27		25,000	25,875
Caesars Entertainment, Inc. (B)	6.250	07-01-25		95,000	100,700
Caesars Entertainment, Inc. (B)	8.125	07-01-27		55,000	61,171
Caesars Resort Collection LLC (B)	5.250	10-15-25		120,000	121,500
Caesars Resort Collection LLC (B)	5.750	07-01-25		30,000	31,613
Carnival Corp. (B)	7.625	03-01-26		20,000	21,725
Carnival Corp. (B)	11.500	04-01-23		110,000	123,794
CEC Entertainment LLC (B)	6.750	05-01-26		55,000	56,444
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		165,000	172,425
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	4.750	06-01-27		60,000	62,775
New Red Finance, Inc. (B)	3.500	02-15-29		160,000	158,000
New Red Finance, Inc. (B)	4.000	10-15-30		60,000	58,050
Penn National Gaming, Inc. (B)	4.125	07-01-29		30,000	29,963
Penn National Gaming, Inc. (B)	5.625	01-15-27		186,000	193,208
21	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Sugarhouse HSP Gaming Prop Mezz LP (B)	5.875	05-15-25		105,000	$103,688
Yum! Brands, Inc. (B)	4.750	01-15-30		30,000	32,475
Household durables 0.3%
Adams Homes, Inc. (B)	7.500	02-15-25		20,000	20,900
Ashton Woods USA LLC (B)	6.625	01-15-28		95,000	101,175
Empire Communities Corp. (B)	7.000	12-15-25		60,000	63,000
KB Home	4.800	11-15-29		30,000	32,504
M/I Homes, Inc.	4.950	02-01-28		70,000	73,028
M/I Homes, Inc.	5.625	08-01-25		40,000	41,200
Taylor Morrison Communities, Inc. (B)	5.750	01-15-28		140,000	158,060
Leisure products 0.1%
MajorDrive Holdings IV LLC (B)	6.375	06-01-29		130,000	129,675
Mattel, Inc. (B)	3.375	04-01-26		30,000	31,125
Mattel, Inc. (B)	5.875	12-15-27		40,000	43,600
Mattel, Inc. (B)	6.750	12-31-25		27,000	28,369
Multiline retail 0.1%
Macy’s Retail Holdings LLC (B)	5.875	04-01-29		45,000	48,394
NMG Holding Company, Inc. (B)	7.125	04-01-26		55,000	58,713
Specialty retail 0.6%
Group 1 Automotive, Inc. (B)	4.000	08-15-28		45,000	45,788
L Brands, Inc.	5.250	02-01-28		5,000	5,594
L Brands, Inc. (B)	6.625	10-01-30		50,000	57,875
Lithia Motors, Inc. (B)	4.625	12-15-27		65,000	68,744
Magic Mergeco, Inc. (B)	5.250	05-01-28		75,000	76,945
Magic Mergeco, Inc. (B)	7.875	05-01-29		50,000	51,563
Parts Europe SA (B)	6.500	07-16-25	EUR	100,000	124,207
Parts Europe SA	6.500	07-16-25	EUR	100,000	124,207
Specialty Building Products Holdings LLC (B)	6.375	09-30-26		175,000	183,263
Staples, Inc. (B)	7.500	04-15-26		200,000	207,147
Textiles, apparel and luxury goods 0.1%
G-III Apparel Group, Ltd. (B)	7.875	08-15-25		55,000	59,540
PVH Corp.	4.625	07-10-25		80,000	89,252
Consumer staples 0.5%					855,890
Food and staples retailing 0.1%
Bellis Acquisition Company PLC (B)	3.250	02-16-26	GBP	100,000	138,517
Performance Food Group, Inc. (B)	5.500	10-15-27		45,000	47,293
Food products 0.2%
B&G Foods, Inc.	5.250	09-15-27		55,000	57,285
Post Holdings, Inc. (B)	5.625	01-15-28		70,000	74,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	22

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (B)	5.750	03-01-27		50,000	$52,313
TreeHouse Foods, Inc.	4.000	09-01-28		75,000	74,438
Household products 0.2%
Diamond BC BV	5.625	08-15-25	EUR	200,000	241,182
Energizer Gamma Acquisition BV (B)	3.500	06-30-29	EUR	100,000	118,024
Personal products 0.0%
Prestige Brands, Inc. (B)	5.125	01-15-28		50,000	52,638
Energy 1.8%					2,875,244
Energy equipment and services 0.0%
Transocean, Inc.	6.800	03-15-38		60,000	38,621
Oil, gas and consumable fuels 1.8%
Antero Midstream Partners LP (B)	5.750	01-15-28		90,000	94,704
Apache Corp.	4.375	10-15-28		50,000	53,225
Apache Corp.	4.625	11-15-25		105,000	113,400
Apache Corp.	4.750	04-15-43		7,000	7,278
Apache Corp.	5.100	09-01-40		8,000	8,380
Buckeye Partners LP (B)	4.125	03-01-25		45,000	46,631
Buckeye Partners LP (B)	4.500	03-01-28		40,000	41,012
Cheniere Energy Partners LP	4.500	10-01-29		71,000	76,325
Cheniere Energy, Inc. (B)	4.625	10-15-28		20,000	21,100
Continental Resources, Inc.	4.375	01-15-28		45,000	49,781
Continental Resources, Inc.	4.900	06-01-44		25,000	28,313
Continental Resources, Inc. (B)	5.750	01-15-31		35,000	41,913
DCP Midstream Operating LP	5.375	07-15-25		45,000	50,117
DT Midstream, Inc. (B)	4.125	06-15-29		30,000	30,460
EG Global Finance PLC	4.375	02-07-25	EUR	100,000	116,827
EG Global Finance PLC	6.250	10-30-25	EUR	100,000	121,379
EnLink Midstream LLC (B)	5.625	01-15-28		91,000	96,131
EQM Midstream Partners LP (B)	4.500	01-15-29		40,000	40,695
EQM Midstream Partners LP (B)	4.750	01-15-31		30,000	30,913
EQM Midstream Partners LP (B)	6.000	07-01-25		15,000	16,313
EQM Midstream Partners LP (B)	6.500	07-01-27		15,000	16,725
EQM Midstream Partners LP	6.500	07-15-48		50,000	53,500
EQT Corp. (B)	3.125	05-15-26		45,000	46,112
Occidental Petroleum Corp.	2.900	08-15-24		5,000	5,113
Occidental Petroleum Corp.	3.000	02-15-27		85,000	84,363
Occidental Petroleum Corp.	3.200	08-15-26		25,000	25,188
Occidental Petroleum Corp.	3.400	04-15-26		50,000	51,125
Occidental Petroleum Corp.	4.200	03-15-48		121,000	113,135
Occidental Petroleum Corp.	4.400	04-15-46		29,000	27,855
Occidental Petroleum Corp.	5.500	12-01-25		20,000	22,100
Occidental Petroleum Corp.	6.125	01-01-31		20,000	23,531
23	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.375	09-01-28		5,000	$5,838
Ovintiv Exploration, Inc.	5.375	01-01-26		25,000	28,174
Ovintiv Exploration, Inc.	5.625	07-01-24		80,000	89,073
Petrobras Global Finance BV	5.093	01-15-30		80,000	87,321
Petrobras Global Finance BV	5.600	01-03-31		50,000	56,000
Petrobras Global Finance BV	5.750	02-01-29		160,000	182,624
Petrobras Global Finance BV	6.900	03-19-49		50,000	59,613
Petroleos Mexicanos	6.750	09-21-47		125,000	110,625
Petroleos Mexicanos	6.840	01-23-30		175,000	180,338
Range Resources Corp. (B)	8.250	01-15-29		30,000	33,825
Tallgrass Energy Partners LP (B)	6.000	03-01-27		20,000	20,600
Targa Resources Partners LP	6.500	07-15-27		115,000	124,628
Western Midstream Operating LP	5.300	02-01-30		150,000	168,001
Western Midstream Operating LP	6.500	02-01-50		50,000	57,892
YPF SA	7.000	12-15-47		120,000	78,427
Financials 1.9%					3,041,129
Banks 0.5%
Banca Monte dei Paschi di Siena SpA (5.375% to 1-18-23, then 5 Year Euro Swap Rate + 5.005%)	5.375	01-18-28	EUR	100,000	97,232
Banco do Brasil SA	4.625	01-15-25		200,000	213,400
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (E)	9.000	06-18-24		200,000	222,870
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(E)	8.125	12-23-25		250,000	303,749
Capital markets 0.1%
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (B)(E)	5.250	02-11-27		200,000	211,500
Consumer finance 0.3%
Credit Acceptance Corp. (B)	5.125	12-31-24		75,000	77,719
Credit Acceptance Corp.	6.625	03-15-26		70,000	73,675
goeasy, Ltd. (B)	4.375	05-01-26		25,000	25,625
goeasy, Ltd. (B)	5.375	12-01-24		95,000	97,989
OneMain Finance Corp.	4.000	09-15-30		60,000	59,475
OneMain Finance Corp.	5.375	11-15-29		85,000	92,458
OneMain Finance Corp.	6.125	03-15-24		5,000	5,381
OneMain Finance Corp.	6.875	03-15-25		60,000	67,716
Diversified financial services 0.1%
AA Bond Company, Ltd.	6.269	07-31-25	GBP	100,000	155,733
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	24

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 0.3%
Acrisure LLC (B)	7.000	11-15-25		155,000	$158,100
Acrisure LLC (B)	10.125	08-01-26		75,000	84,563
AssuredPartners, Inc. (B)	5.625	01-15-29		45,000	45,000
Genworth Holdings, Inc.	4.800	02-15-24		5,000	5,000
Genworth Holdings, Inc.	4.900	08-15-23		75,000	75,188
Genworth Holdings, Inc.	6.500	06-15-34		50,000	50,837
Genworth Holdings, Inc.	7.625	09-24-21		20,000	20,308
Thrifts and mortgage finance 0.6%
Enact Holdings, Inc. (B)	6.500	08-15-25		125,000	137,775
Home Point Capital, Inc. (B)	5.000	02-01-26		125,000	116,563
LD Holdings Group LLC (B)	6.125	04-01-28		35,000	34,956
LD Holdings Group LLC (B)	6.500	11-01-25		120,000	123,216
MGIC Investment Corp.	5.250	08-15-28		115,000	121,900
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30		70,000	69,650
PennyMac Financial Services, Inc. (B)	4.250	02-15-29		125,000	120,426
PennyMac Financial Services, Inc. (B)	5.375	10-15-25		60,000	63,150
United Wholesale Mortgage LLC (B)	5.500	04-15-29		110,000	109,975
Health care 0.9%					1,426,518
Health care equipment and supplies 0.0%
Hill-Rom Holdings, Inc. (B)	4.375	09-15-27		80,000	82,800
Health care providers and services 0.3%
Community Health Systems, Inc. (B)	4.750	02-15-31		30,000	30,113
Community Health Systems, Inc. (B)	5.625	03-15-27		20,000	21,350
Community Health Systems, Inc. (B)	6.625	02-15-25		95,000	100,462
HCA, Inc.	5.375	02-01-25		200,000	225,600
HCA, Inc.	5.375	09-01-26		60,000	69,045
HCA, Inc.	5.625	09-01-28		10,000	11,850
HCA, Inc.	5.875	02-01-29		5,000	6,038
HCA, Inc.	7.500	11-15-95		45,000	63,225
Health care technology 0.1%
CAB SELAS (B)	3.375	02-01-28	EUR	100,000	117,959
Life sciences tools and services 0.1%
Avantor Funding, Inc. (B)	3.875	07-15-28	EUR	100,000	124,843
Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (B)	5.000	01-30-28		135,000	128,081
Bausch Health Companies, Inc. (B)	5.000	02-15-29		200,000	186,500
Bausch Health Companies, Inc. (B)	6.125	04-15-25		92,000	94,300
Catalent Pharma Solutions, Inc. (B)	3.125	02-15-29		30,000	29,051
Par Pharmaceutical, Inc. (B)	7.500	04-01-27		30,000	30,670
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		105,000	104,631
25	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 1.6%					$2,587,696
Aerospace and defense 0.2%
DAE Funding LLC (B)	4.500	08-01-22		35,000	35,053
DAE Funding LLC (B)	5.000	08-01-24		65,000	66,749
TransDigm, Inc.	5.500	11-15-27		55,000	57,338
TransDigm, Inc. (B)	6.250	03-15-26		150,000	158,250
Building products 0.2%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27		25,000	25,951
Builders FirstSource, Inc. (B)	5.000	03-01-30		45,000	47,315
CP Atlas Buyer, Inc. (B)	7.000	12-01-28		40,000	41,450
LBM Acquisition LLC (B)	6.250	01-15-29		90,000	90,693
Signal Parent, Inc. (B)	6.125	04-01-29		109,000	104,640
Victors Merger Corp. (B)	6.375	05-15-29		45,000	45,338
Commercial services and supplies 0.3%
American Builders & Contractors Supply Company, Inc. (B)	4.000	01-15-28		85,000	87,100
APX Group, Inc. (B)	6.750	02-15-27		50,000	53,310
APX Group, Inc.	7.625	09-01-23		95,000	97,613
Arena Luxembourg Finance Sarl (B)	1.875	02-01-28	EUR	100,000	112,010
Clean Harbors, Inc. (B)	4.875	07-15-27		49,000	51,328
Scientific Games International, Inc.	5.500	02-15-26	EUR	100,000	120,651
Electrical equipment 0.2%
Sensata Technologies BV (B)	5.000	10-01-25		100,000	111,375
Sensata Technologies BV (B)	5.625	11-01-24		10,000	11,113
Techem Verwaltungsgesellschaft 675 mbH (B)	2.000	07-15-25	EUR	100,000	117,354
Machinery 0.2%
Meritor, Inc. (B)	4.500	12-15-28		95,000	96,306
TK Elevator Midco GmbH (B)	4.375	07-15-27	EUR	100,000	123,753
Verisure Holding AB (B)	3.250	02-15-27	EUR	100,000	118,577
Professional services 0.2%
La Financiere Atalian SASU	4.000	05-15-24	EUR	100,000	117,727
La Financiere Atalian SASU (B)	4.000	05-15-24	EUR	100,000	117,727
Nielsen Finance LLC (B)	4.500	07-15-29		85,000	85,238
Trading companies and distributors 0.2%
Herc Holdings, Inc. (B)	5.500	07-15-27		140,000	147,591
Loxam SAS	3.250	01-14-25	EUR	100,000	119,368
United Rentals North America, Inc.	5.875	09-15-26		75,000	77,609
Transportation infrastructure 0.1%
Imola Merger Corp. (B)	4.750	05-15-29		145,000	149,169
Information technology 0.7%					1,081,095
IT services 0.4%
Black Knight InfoServ LLC (B)	3.625	09-01-28		70,000	69,647
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	26

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Go Daddy Operating Company LLC (B)	3.500	03-01-29		100,000	$99,350
Presidio Holdings, Inc. (B)	4.875	02-01-27		125,000	128,595
Presidio Holdings, Inc. (B)	8.250	02-01-28		60,000	65,250
Tempo Acquisition LLC (B)	6.750	06-01-25		180,000	183,038
Software 0.2%
BY Crown Parent LLC (B)	4.250	01-31-26		40,000	41,900
CDK Global, Inc. (B)	5.250	05-15-29		60,000	65,485
Open Text Corp. (B)	3.875	02-15-28		85,000	86,173
PTC, Inc. (B)	4.000	02-15-28		20,000	20,660
SS&C Technologies, Inc. (B)	5.500	09-30-27		150,000	158,955
Technology hardware, storage and peripherals 0.1%
Xerox Corp.	4.375	03-15-23		140,000	146,208
Xerox Holdings Corp. (B)	5.000	08-15-25		15,000	15,834
Materials 1.1%					1,825,282
Containers and packaging 0.7%
ARD Finance SA (5.000% Cash or 5.750% PIK) (B)	5.000	06-30-27	EUR	195,000	237,110
Ardagh Packaging Finance PLC (B)	2.125	08-15-26	EUR	105,000	124,422
Berry Global, Inc. (B)	1.500	01-15-27	EUR	106,000	127,833
Berry Global, Inc. (B)	5.625	07-15-27		35,000	37,016
Crown European Holdings SA	2.875	02-01-26	EUR	125,000	157,519
Mauser Packaging Solutions Holding Company (B)	7.250	04-15-25		50,000	49,000
OI European Group BV (B)	4.000	03-15-23		10,000	10,304
Owens-Brockway Glass Container, Inc. (B)	5.875	08-15-23		165,000	177,931
Silgan Holdings, Inc.	2.250	06-01-28	EUR	100,000	119,164
Trivium Packaging Finance BV	3.750	08-15-26	EUR	100,000	120,205
Metals and mining 0.3%
ABJA Investment Company Pte, Ltd.	5.450	01-24-28		200,000	214,830
Constellium SE	4.250	02-15-26	EUR	125,000	150,496
FMG Resources August 2006 Pty, Ltd. (B)	4.500	09-15-27		15,000	16,313
Novelis Corp. (B)	4.750	01-30-30		75,000	78,750
Novelis Corp. (B)	5.875	09-30-26		55,000	57,214
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (B)	6.875	01-15-25		145,000	147,175
Real estate 0.2%					405,291
Equity real estate investment trusts 0.1%
FelCor Lodging LP	6.000	06-01-25		115,000	117,530
VICI Properties LP (B)	3.500	02-15-25		10,000	10,197
VICI Properties LP (B)	3.750	02-15-27		5,000	5,086
27	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties LP (B)	4.250	12-01-26	60,000	$62,413
VICI Properties LP (B)	4.625	12-01-29	50,000	53,125
Real estate management and development 0.1%
Yuzhou Group Holdings Company, Ltd.	7.375	01-13-26	200,000	156,940
Utilities 0.1%				204,692
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	102,000	111,945
AmeriGas Partners LP	5.625	05-20-24	20,000	21,850
AmeriGas Partners LP	5.875	08-20-26	10,000	11,197
Independent power and renewable electricity producers 0.0%

Clearway Energy Operating LLC (B)	3.750	02-15-31	60,000	59,700
Convertible bonds 0.3%				$473,183
(Cost $423,634)
Consumer discretionary 0.1%				221,105
Automobiles 0.1%
Ford Motor Company, Zero Coupon (B)	0.000	03-15-26	105,000	116,091
Hotels, restaurants and leisure 0.0%
DraftKings, Inc. (B)(F)	1.544	03-15-28	64,000	57,664
Shake Shack, Inc. (B)(F)	0.808	03-01-28	50,000	47,350
Energy 0.1%				79,775
Oil, gas and consumable fuels 0.1%
Pioneer Natural Resources Company	0.250	05-15-25	50,000	79,775
Health care 0.0%				39,425
Health care equipment and supplies 0.0%
NuVasive, Inc.	0.375	03-15-25	40,000	39,425
Industrials 0.1%				104,528
Airlines 0.0%
JetBlue Airways Corp. (B)	0.500	04-01-26	37,000	36,871
Machinery 0.1%
The Middleby Corp. (B)	1.000	09-01-25	47,000	67,657
Real estate 0.0%				28,350
Equity real estate investment trusts 0.0%

Pebblebrook Hotel Trust	1.750	12-15-26	25,000	28,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	28

	Rate (%)	Maturity date		Par value^	Value

Term loans (G) 0.3%					$387,763
(Cost $379,969)
Consumer staples 0.1%					116,055
Food products 0.1%
Froneri Lux FinCo SARL, 2020 EUR Term Loan (6 month EURIBOR + 2.375%)	2.375	01-29-27	EUR	100,000	116,055
Financials 0.2%					271,708
Diversified financial services 0.1%
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.322	02-28-25		200,000	175,834
Insurance 0.1%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	2.926	04-25-25		97,000	95,874

Escrow certificates 0.0%					$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(D)	11.500	10-01-20		500,000	0

	Par value^	Value
Short-term investments 2.3%		$3,800,000
(Cost $3,800,000)
Repurchase agreement 2.3%		3,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $3,800,005 on 7-1-21, collateralized by $189,693 Government National Mortgage Association, 4.000% due 10-15-41 (valued at $211,057) and $3,665,200 U.S. Treasury Bills, 0.000% due 8-24-21 (valued at $3,664,943)	3,800,000	3,800,000

Total investments (Cost $151,002,637) 97.6%	$158,919,219
Other assets and liabilities, net 2.4%	3,953,139
Total net assets 100.0%	$162,872,358

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

29	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,434,510 or 10.1% of the fund’s net assets as of 6-30-21.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	30

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	185	Short	Sep 2021	$(9,074,136)	$(8,896,307)	$177,829
FTSE 100 Index Futures	19	Short	Sep 2021	(1,865,776)	(1,834,664)	31,112
MSCI EAFE Index Futures	126	Short	Sep 2021	(14,855,126)	(14,515,830)	339,296
						$548,237
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	110,000	USD	91,161	BNP	7/2/2021	—	$(2,422)
CAD	110,000	USD	89,227	MSI	8/4/2021	—	(490)
EUR	94,000	USD	112,375	BNP	7/30/2021	—	(850)
EUR	166,000	USD	197,699	MSI	7/30/2021	—	(750)
GBP	88,000	USD	124,381	BNP	7/2/2021	—	(2,651)
GBP	88,000	USD	122,330	NWM	8/4/2021	—	(588)
USD	89,228	CAD	110,000	MSI	7/2/2021	$489	—
USD	1,660,627	CAD	2,005,000	BNP	9/15/2021	43,222	—
USD	8,216,945	EUR	6,746,000	CITI	9/15/2021	205,699	—
USD	122,322	GBP	88,000	NWM	7/2/2021	591	—
USD	3,077,085	GBP	2,177,000	BNP	9/15/2021	65,139	—
USD	1,497,922	JPY	163,800,000	SCB	9/15/2021	22,584	—
						$337,724	$(7,751)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
At 6-30-21, the aggregate cost of investments for federal income tax purposes was $152,424,059. Net unrealized appreciation aggregated to $7,373,370, of which $13,572,332 related to gross unrealized appreciation and $6,198,962 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
31	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $151,002,637)	$158,919,219
Unrealized appreciation on forward foreign currency contracts	337,724
Receivable for futures variation margin	476,949
Cash	98,145
Foreign currency, at value (Cost $236,701)	237,279
Collateral held at broker for futures contracts	1,730,997
Dividends and interest receivable	1,510,324
Receivable for investments sold	1,067,514
Other assets	19,449
Total assets	164,397,600
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,751
Foreign capital gains tax payable	16,775
Payable for collateral on OTC derivatives	210,000
Payable for investments purchased	1,208,201
Payable to affiliates
Accounting and legal services fees	7,200
Trustees’ fees	15
Other liabilities and accrued expenses	75,300
Total liabilities	1,525,242
Net assets	$162,872,358
Net assets consist of
Paid-in capital	$179,371,460
Total distributable earnings (loss)	(16,499,102)
Net assets	$162,872,358

Net asset value per share
Based on 12,223,813 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$13.32
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	32

STATEMENT OF OPERATIONS For the six months ended 6-30-21 (unaudited)

Investment income
Dividends	$4,331,136
Interest	582,434
Less foreign taxes withheld	(376,946)
Total investment income	4,536,624
Expenses
Investment management fees	765,505
Accounting and legal services fees	11,661
Transfer agent fees	9,586
Trustees’ fees	22,349
Custodian fees	30,530
Printing and postage	34,105
Professional fees	31,499
Stock exchange listing fees	11,763
Other	8,944
Total expenses	925,942
Less expense reductions	(7,029)
Net expenses	918,913
Net investment income	3,617,711
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,601,370
Futures contracts	(4,576,687)
Forward foreign currency contracts	(136,263)
Written options	80,828
5,969,248
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,912,399
Futures contracts	1,034,777
Forward foreign currency contracts	435,361
4,382,537
Net realized and unrealized gain	10,351,785
Increase in net assets from operations	$13,969,496
33	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$3,617,711	$4,820,054
Net realized gain (loss)	5,969,248	(22,285,878)
Change in net unrealized appreciation (depreciation)	4,382,537	8,219,727
Increase (decrease) in net assets resulting from operations	13,969,496	(9,246,097)
Distributions to shareholders
From earnings	(7,089,812)[1]	(5,112,494)
From tax return of capital	—	(11,169,625)
Total distributions	(7,089,812)	(16,282,119)
Total increase (decrease)	6,879,684	(25,528,216)
Net assets
Beginning of period	155,992,674	181,520,890
End of period	$162,872,358	$155,992,674
Share activity
Shares outstanding
Beginning of period	12,223,813	12,223,813
End of period	12,223,813	12,223,813

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	34

Financial highlights
Period ended	6-30-21[1]	12-31-20	12-31-19	12-31-18	12-31-17	12-31-16
Per share operating performance
Net asset value, beginning of period	$12.76	$14.85	$14.46	$17.64	$16.84	$16.78
Net investment income[2]	0.30	0.39	0.59	0.63	0.52	0.42
Net realized and unrealized gain (loss) on investments	0.84	(1.15)	1.30	(2.31)	1.94	1.09
Total from investment operations	1.14	(0.76)	1.89	(1.68)	2.46	1.51
Less distributions
From net investment income	(0.58)[3]	(0.42)	(0.67)	(0.86)	(0.49)	(0.41)
From net realized gain	—	—	—	(0.39)	(1.17)	(0.24)
From tax return of capital	—	(0.91)	(0.83)	(0.25)	—	(0.85)
Total distributions	(0.58)[3]	(1.33)	(1.50)	(1.50)	(1.66)	(1.50)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.05[4]
Net asset value, end of period	$13.32	$12.76	$14.85	$14.46	$17.64	$16.84
Per share market value, end of period	$13.27	$11.44	$14.91	$13.08	$17.41	$15.72
Total return at net asset value (%)[5,6]	9.19[7]	(2.99)	13.89	(9.61)	15.15	10.46
Total return at market value (%)[5]	21.33[7]	(13.37)	26.41	(17.16)	21.74	19.66
Ratios and supplemental data
Net assets, end of period (in millions)	$163	$156	$182	$177	$215	$206
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[8]	1.18	1.15	1.14	1.13	1.15
Expenses including reductions	1.14[8]	1.18	1.14	1.13	1.13	1.14
Net investment income	4.49[8]	3.14	3.97	3.83	2.99	2.52
Portfolio turnover (%)	63	117	125	96	93	43

[1]	Six months ended 6-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[4]	The repurchase plan was completed at an average repurchase price of $14.17 for 312,533 shares for the period ended 12-31-16.
[5]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
35	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Hedged Equity & Income Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	36

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$11,296,243	$4,544,179	$6,752,064	—
Consumer discretionary	12,581,693	2,496,808	10,084,885	—
Consumer staples	9,310,458	6,580,881	2,729,577	—
Energy	9,166,546	5,033,897	4,132,649	—
Financials	25,333,719	9,002,717	16,331,002	—
Health care	16,016,152	9,803,490	6,212,662	—
Industrials	13,465,718	3,858,471	9,607,247	—
Information technology	13,701,985	9,129,137	4,572,848	—
Materials	7,431,845	1,853,320	5,578,525	—
Real estate	5,544,104	3,571,615	1,972,489	—
Utilities	6,541,977	3,693,174	2,848,803	—
Preferred securities	1,701,803	—	1,701,803	—
Exchange-traded funds	15,795	15,795	—	—
Other equity investments	240,282	—	—	$240,282
Foreign government obligations	50,476	—	50,476	—
Corporate bonds	21,859,477	—	21,859,477	—
Convertible bonds	473,183	—	473,183	—
Term loans	387,763	—	387,763	—
Short-term investments	3,800,000	—	3,800,000	—
Total investments in securities	$158,919,219	$59,583,484	$99,095,453	$240,282
37	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$548,237	$548,237	—	—
Forward foreign currency contracts	337,724	—	$337,724	—
Liabilities
Forward foreign currency contracts	(7,751)	—	(7,751)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, the fund has a short-term capital loss carryforward of $9,204,682 and a long-term capital loss carryforward of $17,766,639 available to offset future net realized capital gains. These carryforwards do not expire.
As of December 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Managed distribution plan. The fund has adopted a managed distribution plan (Plan). Under the current Plan, the fund makes quarterly distributions of an amount equal to $0.2900 per share, which will be paid quarterly until further notice.
Distributions under the Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the fund’s net investment income and net capital gains are insufficient to meet the minimum distribution. In addition, the fund may also make additional distributions for the purpose of not incurring federal income and excise taxes.
The Board of Trustees may terminate or reduce the amount paid under the Plan at any time. The termination or reduction may have an adverse effect on the market price of the fund’s shares.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly pursuant to the Managed Distribution Plan described above. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
39	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, derivative transactions and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	40

contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended June 30, 2021, the fund used futures contracts to manage against changes in certain securities markets. The fund held futures contracts with USD notional values ranging from $25.2 million to $32.7 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended June 30, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $11.5 million to $15.4 million as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
41	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

During the six months ended June 30, 2021, the fund wrote option contracts to generate income from options premiums. The fund held written option contracts with market values ranging up to $290,000. There were no open written option contracts as of June 30, 2021.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at June 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$548,237	—
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	337,724	$(7,751)
			$885,961	$(7,751)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Currency	—	$(136,263)	—	$(136,263)
Equity	$(4,576,687)	—	$80,828	(4,495,859)
Total	$(4,576,687)	$(136,263)	$80,828	$(4,632,122)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Currency	—	$435,361	$435,361
Equity	$1,034,777	—	1,034,777
Total	$1,034,777	$435,361	$1,470,138
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	42

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.95% of the fund’s average daily gross assets. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $7,029 for the six months ended June 30, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of 0.94% of the fund’s average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
On December 6, 2011, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2021 and December 31, 2021 up to 10% of its outstanding common shares as of December 31, 2020. The current share repurchase plan will remain in effect between January 1, 2021 and December 31, 2021.
During the six months ended June 30, 2021 and the year ended December 31, 2020, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $97,814,945 and $106,177,105, respectively, for the six months ended June 30, 2021.
43	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

Note 8—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC (LLC Interest)	8-1-11	$240,553	236,300	—	—	236,300	0.2%	$240,282
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference
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rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
45	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
Investment objective and policy
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on May 26, 2011 and are publicly traded on the New York Stock Exchange (the NYSE). The fund’s investment objective is to provide total return with a focus on current income and gains and also consisting of long-term capital appreciation. The fund uses an equity strategy, as well as futures and call writing, to pursue its investment objective.
Under normal circumstances, the fund will invest at least 80% of its net assets (assets plus borrowings for investment purposes) in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds), options on equity securities and equity indexes, real estate investment structures (including real estate investment trusts), convertible securities, private placements, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or derivatives linked to, foreign issuers and indexes (including emerging market issuers or indexes).
Dividends and distributions
During the six months ended June 30, 2021, distributions from net investment income totaling $0.5800 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions[1]
March 31, 2021	$0.2900
June 30, 2021	0.2900
Total	$0.5800

1A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
Dividend reinvestment plan
The fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the fund by Computer share Trust Company, N.A. (the Plan Agent). Every shareholder holding at least one full share of the fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the fund after June 30, 2011, and holds at least one full share of the fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.
If the fund declares a dividend or distribution payable either in cash or in common shares of the fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the fund’s net asset value per share (NAV), the fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the fund had issued new shares.
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There are no brokerage charges with respect to common shares issued directly by the fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.
The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.
Shareholders participating in the Plan may buy additional shares of the fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. The Plan Agent will mail a check (less applicable brokerage trading fees) on settlement date. Pursuant to regulatory changes, effective September 5, 2017, the settlement date is changed from three business days after the shares have been sold to two business days after the shares have been sold. If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration System.
Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If shareholders withdraw from the Plan, their shares will be credited to their account; or, if they wish, the Plan Agent will sell their full and fractional shares and send the shareholders the proceeds, less a transaction fee of $5 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.
Shareholders who hold at least one full share of the fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If shareholders wish to participate in the Plan and their shares are held in the name of a brokerage firm, bank or other nominee, shareholders should contact their nominee to see if it will participate in the Plan. If shareholders wish to participate in the Plan, but their brokerage firm, bank or other nominee is unable to participate on their behalf, they will need to request that their shares be re-registered in their own name, or they will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by shareholders as representing the total amount registered in their name and held for their account by their nominee.
Experience under the Plan may indicate that changes are desirable. Accordingly, the fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the fund.
All correspondence or requests for additional information about the Plan should be directed to Computer share Trust Company, N.A., at the address stated below, or by calling 800-852-0218, 201-680-6578 (For International Telephone Inquiries) and 800-952-9245 (For the Hearing Impaired (TDD)).
47	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 505000
Louisville, KY 40233
Registered or Overnight Mail:
Computershare
462 South 4th Street, Suite 1600
Louisville, KY 40202
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
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SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 16, 2021. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 16, 2021.
For a term to expire in 2024:
Proposal: To elect four (4) Trustees (Charles L. Bardelis, Peter S. Burgess, Marianne Harrison, and Frances G. Rathke) to serve for a three-year term ending at the 2024 Annual Meeting of Shareholders.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	10,523,837.000	261,239.000
Peter S. Burgess	10,489,372.000	295,704.000
Frances G. Rathke	10,544,264.000	240,812.000

Non-Independent Trustee
Marianne Harrison	10,577,412.000	207,664.000
Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Andrew G. Arnott, James R. Boyle, William H. Cunningham, Grace K. Fey, Deborah C. Jackson, Hassell H. McClellan, James M. Oates*, Steven R. Pruchansky, and Gregory A. Russo.
*Mr. Oates retired as Trustee effective April 30, 2021.
49	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Hedged Equity & Income Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and other pertinent information, such as the market premium and discount information, and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
The Board also considered the differences between the Advisor’s services to the fund and the services it provides to other clients that are not closed-end funds, including, for example, the differences in services related to the regulatory and legal obligations of closed-end funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the fund and of the other funds in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the fund’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
51	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the fund and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data;
(d)	took into account the Advisor’s analysis of the fund’s performance; and
considered the fund’s share performance and premium/discount information.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that, based on its net asset value, the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2020. The Board also noted that, based on its net asset value, the fund underperformed its peer group median for the one-, three-, and five-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the benchmark index and peer group median for the one-, three-, and five-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.
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The Board noted that net management fees for the fund are lower than the peer group median and that net total expenses for the fund are lower than the peer group median. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(g)	noted that the subadvisory fees for the fund are paid by the Advisor and is negotiated at arm’s length;
(h)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(i)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
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Economies of scale. In considering the extent to which the fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of the fund shareholders, the Board noted that the fund has a limited ability to increase its assets as a closed-end fund. The Board took into account management’s discussions of the current advisory fee structure, and, as noted above, the services the Advisor provides in performing its functions under the Advisory Agreement and in supervising the Subadvisor.
The Board also considered potential economies of scale that may be realized by the fund as part of the John Hancock Fund Complex. Among them, the Board noted that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. The Board considered the Advisor’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the fund. The Board determined that the management fee structure for the fund was reasonable.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
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orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fee paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance, based on net asset value, is being monitored and reasonably addressed, where appropriate; and
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
***
55	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	56

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Robert J. Isch, CFA
Gregg R. Thomas, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: HEQ

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O.Box 505000 Louisville, KY 40233	Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202
57	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

The fund’s investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investment Management at 800-852-0218, or visit the fund’s website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.
The John Hancock funds are distributed by John Hancock Investment Management Distributors LLC. Member FINRA SIPC.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF1710248	P15SA 6/21
8/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)

REGISTRANT PURCHASES OF EQUITY SECURITIES

	Total number of	Average	Total number of shares	Maximum number of
			purchased as part of	shares that may yet be
	shares	price per	publicly announced	purchased under the
Period	purchased	share	plans*	plans*
Jan-21	-	-	-	1,222,381
Feb-21	-	-	-	1,222,381
Mar-21	-	-	-	1,222,381
Apr-21	-	-	-	1,222,381

May-21	-	-	-	1,222,381
Jun-21	-	-	-	1,222,381
Total	-	-	-

*In December 2011, the Board of Trustees approved a share repurchase plan, which was subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2020. The current plan is in effect between January 1, 2021 and December 31, 2021.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Governance Committee Charter".

(c)(2) Registrant's notice to shareholders pursuant to Registrant's exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant's Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	August 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	August 10, 2021
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	August 10, 2021